Share-Based Compensation and Share-Based Payment Reserve (Tables)	6 Months Ended
Jan. 31, 2022
Classes of employee benefits expense [abstract]
Summary of Changes in Stock Options

A summary of changes in stock options for the six months ended January 31, 2022 and the year ended July 31, 2021, is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2020	19,969	39.89
Granted	672,000	4.24
Expired	(16,636)	(38.32)
Forfeited	(667)	(61.83)
Balance, July 31, 2021	674,666	4.39
Granted (a-e)	637,300	5.74
Balance, October 31, 2021	1,311,966	$6.16

Schedule of Options Outstanding and Exercisable

Number of Options	Exercise Price	Exercisable At January 31, 2022	Expiry Date
1,667	$48.00	1,667	March 10, 2022
833	$33.60	833	July 1, 2023
166	$16.80	166	September 9, 2024
612,000	$4.24	612,000	March 29, 2026
60,000	$4.24	60,000	April 19, 2026
100,000	$5.74	100,000	September 1, 2026
12,600	$7.87	10,520	November 1, 2026
524,700	$8.47	125,875	January 13, 2027
1,311,966		911,061